Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 12,000	$ 61,000	$ 27,000	$ 198,000	$ 203,000	$ 713,000	$ 1,500,000
Impairment Charge		379,537		379,537	379,537	4,121,349	11,548,650
LED [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment Charge						1,600,000
LSGBV [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment Charge		380,000			380,000
Lamina [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment Charge						$ 4,100,000